Intangibles (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Balance at beginning year	$ 24,185	$ 3,130
Additions	195	21,055
Balance at end of year	$ 24,380	$ 24,185